Expense Example {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-16 - Fidelity Advisor Strategic Income Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example:
1 year	$ 495
3 years	697
5 years	915
10 years	1,542
Class M
Expense Example:
1 year	494
3 years	694
5 years	910
10 years	1,531
Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,831
Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762